Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Deferred Tax Assets/(Liabilities)

The following amounts, determined after appropriate offsetting, are shown in the consolidated statement of financial position:

	2018	2017
	RMB million	RMB million
Deferred tax assets	207	122
Deferred tax liabilities	(84)	(18)

Net deferred tax assets	123	104

Summary of Movements in Net Deferred Tax Assets/(Liabilities)

Movements in the net deferred tax assets/(liabilities) were as follows:

2018
RMB million
At December 31, 2017	104
Effect of adoption of IFRS 9	(216)
Effect of adoption of IFRS 15	(128)

At January 1, 2018	(240)
Credited to profit or loss (note 14)	294
Charged to other comprehensive income	69

At December 31, 2018	123

2017
RMB million
At January 1, 2017	(7)
Credited to profit or loss (note 14)	162
Charged to other comprehensive income	(51)

At December 31, 2017	104

Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction

The deferred tax assets and liabilities (prior to the offsetting of balances within the same tax jurisdiction) were made up of the taxation effects of the following:

	2018	2017
	RMB million	RMB million
Deferred tax assets:
Impairment provision for flight equipment spare parts	126	51
Impairment provision for receivables	75	64
Impairment provision for property, plant and equipment	103	104
Derivative financial instruments	7	82
Financial asset at fair value through profit or loss	6	—
Other payables and accruals	89	29
Government grants related to assets	42	—
Deferred gains in sale and leaseback transactions	6	—
Aged payables	2	5

	456	335

Deferred tax liabilities:
Depreciation and amortization	—	(56)
Available-for-sale investments	—	(137)
Equity investments designated at fair value through other comprehensive income	(278)	—
Derivative financial instruments	(55)	(38)

	(333)	(231)

	123	104

Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group

Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

						(Charged)/
	At	Effect of	Effect of	At January 1	(Charged)/	credited to other	At
	December 31	adoption of	adoption of	2018	credited to	comprehensive	December 31
	2017	IFRS 9	IFRS 15	(restated)	profit or loss	income	2018
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2018
Impairment provision for flight equipment spare parts	51	—	—	51	75	—	126
Impairment provision for receivables	64	8	—	72	3	—	75
Impairment provision for property, plant and equipment	104	—	—	104	(1)	—	103
Derivative financial instruments	82	—	—	82	(78)	3	7
Financial asset at fair value through profit or loss	—	—	—	—	6	—	6
Other payables and accruals	29	—	—	29	60	—	89
Government grants related to assets	—	—	—	—	42	—	42
Deferred gains in sale and leaseback transactions	—	—	—	—	6	—	6
Aged payables	5	—	—	5	(3)	—	2

	335	8	—	343	110	3	456

Depreciation and amortization	(56)	—	—	(56)	56	—	—
Available-for-sale investments	(137)	137	—	—	—	—	—
Equity investments designated at fair value through other comprehensive income	—	(361)	—	(361)	—	83	(278)
Derivative financial instruments	(38)	—	—	(38)	—	(17)	(55)
Passenger ticket breakage	—	—	(128)	(128)	128	—	—

	(231)	(224)	(128)	(583)	184	66	(333)

Net deferred tax assets/(liabilities)	104	(216)	(128)	(240)	294	69	123

			(Charged)/
	At	(Charged)/	credited to other	At
	January 1	credited to	comprehensive	December 31
	2017	profit or loss	income	2017
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2017
Impairment provision for flight equipment spare parts	22	29	—	51
Impairment provision for receivables	70	(6)	—	64
Impairment provision for property, plant and equipment	11	93	—	104
Derivative financial instruments	15	78	(11)	82
Other payables and accruals	88	(59)	—	29
Aged payables	7	(2)	—	5

	213	133	(11)	335

Depreciation and amortization	(85)	29	—	(56)
Available-for-sale investments	(98)	—	(39)	(137)
Derivative financial instruments	(37)	—	(1)	(38)

	(220)	29	(40)	(231)

Net deferred tax assets/(liabilities)	(7)	162	(51)	104

Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised

As at the reporting date, the Group had the following balances in respect of which deferred tax assets have not been recognized:

	2018		2017
	Deferred	Temporary	Deferred	Temporary
	taxation	differences	taxation	differences
	RMB million	RMB million	RMB million	RMB million
Tax losses carried forward	67	267	42	167
Other deductible temporary differences	27	126	6	27

Total unrecognized deferred tax assets	94	393	48	194